Depreciation, Amortization and Impairment (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation and amortization
Depreciation of property and equipment (Note No.16a and Note No. 17)		$ 29,194	$ 27,185	$ 26,176
Depreciation of rights over leased assets (Note No. 15(d))	[1]	28,472
Amortization of intangibles assets (Note No.14(b))		12,875	10,496	11,360
Total		70,541	37,681	37,536
Impairment loss
Impairment loss on property and equipment (Note No.15(b))		2,018	334	166
Impairment loss on intangibles assets (Note No.14(b))		350
Impairment of rights over leased assets (Note No. 15(d))		187
Total		$ 2,555	$ 334	$ 166

[1]	See Note No. 4 "Changes in Accounting policies and Disclosures".